PGIM S&P 500 Max Buffer ETF - August
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 106.8%
Affiliated Mutual Fund 2.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $71,520)(wb)	71,520	$71,520
Options Purchased*~ 104.8%
(cost $3,549,188)		3,799,289

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 106.8% (cost $3,620,708)		3,870,809
Option Written*~ (6.8)%
(premiums received $124,254)		(245,160)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $3,496,454)		3,625,649
Liabilities in excess of other assets (0.0)%		(1,536)

Net Assets 100.0%		$3,624,113

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/31/26	$12.64		55		6	$3,721,036
State Street SPDR S&P 500 ETF Trust	Put	07/31/26	$632.08		55		6	78,253
Total Options Purchased (cost $3,549,188)								$3,799,289
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/31/26	$682.20		55		6	$(245,160)
(premiums received $124,254)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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